Pfizer License Agreement - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 27, 2020	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
License Agreement [Line Items]
Preferred stock issued			0	0	0
Preferred stock, shares authorized			$ 0.0001	$ 0.0001	$ 0.0001
Revenues			$ 0
Pfizer License Agreement [Member]
License Agreement [Line Items]
Direct transaction costs			11,000,000
Total consideration			111,400,000
Total aggregate amount regulatory approval milestones payable			220,000,000
Regulatory approval milestone payments, due			0	$ 0
Total aggregate amount of commercial milestones payable			1,700,000,000
Commercial milestones payments, due			0	0
Royalty payments			0	$ 0
Pfizer License Agreement [Member] | Minimum [Member]
License Agreement [Line Items]
Regulatory approval milestone payments			7,500,000
Pfizer License Agreement [Member] | Minimum [Member] | Product [Member]
License Agreement [Line Items]
Revenues			500,000,000
Pfizer License Agreement [Member] | Maximum [Member]
License Agreement [Line Items]
Regulatory approval milestone payments			40,000,000
Commercial milestone payments per product			170,000,000
Pfizer License Agreement [Member] | Maximum [Member] | Product [Member]
License Agreement [Line Items]
Revenues			2,000,000,000
Pfizer License Agreement [Member] | Series A-1 Preferred Stock [Member]
License Agreement [Line Items]
Preferred stock issued		3,833,333.33
Estimated fair value		$ 100,400,000
Preferred stock, shares authorized		$ 26.20
Direct transaction costs			$ 11,000,000
Pfizer License Agreement [Member] | Series A-1 Preferred Stock [Member] | Common Stock [Member]
License Agreement [Line Items]
Preferred stock issued	3,833,333.33
Conversion of preferred stock to common stock	26,149,211